Debt - Redemption of 5.625% Senior Secured Notes - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended									6 Months Ended		12 Months Ended
	Apr. 30, 2019	Nov. 05, 2018	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Oct. 09, 2018
Debt Instrument [Line Items]
Loss on extinguishment of debt			$ 0	$ 0	$ (4,000)	$ 0	$ (3,000)	$ 0	$ (7,000)	$ (23,000)	$ (1,000)	$ 0	$ (3,000)	$ (7,000)	$ (31,000)	$ (35,000)
5.625% Senior Secured Notes due 2022
Debt Instrument [Line Items]
Interest rate			5.625%	5.625%		5.625%		5.625%				5.625%	5.625%	5.625%	5.625%	5.625%
5.625% Senior Secured Notes due 2022 | Acquisition Corp.
Debt Instrument [Line Items]
Redemptions of senior notes		$ 26,550
Interest rate		5.625%		5.625%										5.625%			5.625%
Due date of Senior Secured Notes	2022	2022												2022
Senior notes redemption price		$ 27,380
Redemption price, percentage of principal amount redeemed		102.813%
Debt instrument remaining outstanding amount		$ 220,950
Loss on extinguishment of debt		$ 1,000												$ (4,000)